Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Main Street Small- & Mid-Cap Fund))	0 Months Ended
Oct. 26, 2012
Russell 2500™ Index
Average Annual Return:
1 Year	(2.51%)
5 Years	1.24%
10 Years	6.57%
Class A
Average Annual Return:
1 Year	(8.25%)
5 Years	(1.23%)
10 Years	5.69%
Inception Date	Aug. 02, 1999
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(8.33%)
5 Years	(1.59%)
10 Years	5.07%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	(5.36%)
5 Years	(1.10%)
10 Years	4.85%
Class B
Average Annual Return:
1 Year	(8.25%)
5 Years	(1.18%)
10 Years	5.83%
Inception Date	Aug. 02, 1999
Class C
Average Annual Return:
1 Year	(4.37%)
5 Years	(0.78%)
10 Years	5.54%
Inception Date	Aug. 02, 1999
Class N
Average Annual Return:
1 Year	(3.90%)
5 Years	(0.31%)
10 Years	6.02%
Inception Date	Mar. 01, 2001
Class Y
Average Annual Return:
1 Year	(2.31%)
5 Years	0.35%
10 Years	6.80%
Inception Date	Aug. 02, 1999